SUBSEQUENT EVENTS (Details) - USD ($)	Jul. 07, 2025	Apr. 03, 2025	May 01, 2025	Aug. 03, 2021
Loans Payable | Term Loan A
Subsequent Event [Line Items]
Maximum borrowing capacity				$ 300,000,000
Loans Payable | Term Loan B
Subsequent Event [Line Items]
Maximum borrowing capacity				540,000,000
Revolving Credit Facility | Line of Credit
Subsequent Event [Line Items]
Maximum borrowing capacity				$ 600,000,000
Subsequent Event
Subsequent Event [Line Items]
Cash dividend declared (in USD per share)	$ 0.08	$ 0.08
Subsequent Event | Loans Payable | Term Loan A
Subsequent Event [Line Items]
Maximum borrowing capacity			$ 250,000,000
Subsequent Event | Loans Payable | Farm Credit Term Loan
Subsequent Event [Line Items]
Maximum borrowing capacity			350,000,000
Subsequent Event | Revolving Credit Facility | Line of Credit
Subsequent Event [Line Items]
Maximum borrowing capacity			$ 600,000,000